Annual Fund Operating Expenses - Payden Emerging Markets Local Bond Fund - Payden Emerging Markets Local Bond Fund (Investor Class)	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.93%